As filed with the Securities and Exchange Commission on May 15, 2012

Securities Act of 1933 File No. 033-34411

Investment Company Act of 1940 File No. 811-06096

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35

THE TORRAY FUND

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Ave., Ste. 750 W

Bethesda, Maryland 20814

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 493-4600

Robert E. Torray, President

The Torray Fund

7501 Wisconsin Ave., Ste. 750 W, Bethesda, Maryland 20814

(Name and address of agent for service of process)

COPIES TO:

Patrick W.D. Turley, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 32 to the Registration Statement for The Torray Fund (the “Trust”), which consists of The Torray Fund, The Torray Institutional Fund and The Torray Resolute Fund (the “Funds”) is being filed solely for the purpose of submitting an interactive data file relating to the Risk/Return Summary information provided in Post-Effective Amendment No. 31 to the Trust’s Registration Statement in response to Items 2, 3, and 4 of Form N-1A. Accordingly, the contents of Post-Effective Amendment No. 31, consisting of Part A (the Prospectuses for the Funds), Part B (the Statements of Additional Information for the Funds), and Part C (Other Information), are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 32 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and State of Maryland on the 15th day of May, 2012.

The Torray Fund

By:	/S/ ROBERT E. TORRAY
Robert E. Torray, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 32 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/S/ ROBERT E. TORRAY	President	May 15, 2012
Robert E. Torray

/S/ WILLIAM M LANE	Trustee and Treasurer	May 15, 2012
William M Lane

/S/ ROBERT P. MOLTZ	Trustee	May 15, 2012
Robert P. Moltz*

/S/ BRUCE C. ELLIS	Trustee	May 15, 2012
Bruce C. Ellis*

/S/ WAYNE H. SHANER	Trustee	May 15, 2012
Wayne H. Shaner*

/S/ CAROL T. CRAWFORD	Trustee	May 15, 2012
Carol T. Crawford*

* By:	/S/ WILLIAM M LANE
William M Lane
Attorney-in-Fact

*	Pursuant to Powers of Attorney as previously filed.

SCHEDULE OF EXHIBITS TO FORM N-1A

The Torray Fund

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase